S-K 1603, SPAC Sponsor; Conflicts of Interest	Apr. 13, 2026
spac [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties, contractual obligations or other material management relationships:

Individual	Entity	Entity’s Business	Affiliation
Hemant Taneja	General Catalyst Group Management, LLC(1)	Asset Management	Managing Director and Chief Executive Officer
	Advanced Energy Institute	Energy	Board Director
	Chai Discovery, Inc.	Healthcare	Board Director
	Transcarent, Inc.	Healthcare	Board Director
	Stork Club Holdings LLC	Healthcare	Board Director
	Commure, Inc.	Healthcare	Board Director
	Cadence Solutions, Inc.	Healthcare	Board Director
	Tendo Systems, Inc.	Healthcare	Board Director
	Hippocratic AI, Inc.	Healthcare	Board Director
	ClassDojo, Inc.	Technology	Board Director
	Superhuman Platform, Inc.	Technology	Board Director
	Gusto, Inc.	Technology	Board Director
	Long Lake Management Holdings, Inc.	Technology	Board Director
	Pacific Fusion Corporation	Energy	Board Director
	Different Labs, Inc.	Technology	Board Director
	Roman Health Ventures, Inc.	Healthcare	Board Director
	Together Computer, Inc.	Technology	Board Director
	CrescendoAI, Inc.	Technology	Board Director
	Moonvalley AI, Inc.	Technology	Board Director
	Karius, Inc.	Healthcare	Board Director
	Northeastern University	Education	Board Director
	Health Assurance Foundation	Healthcare	Board Director
	Charm Industrial, Inc.	Energy	Board Director

Paul Kwan	General Catalyst Group Management, LLC(1)	Asset Management	Managing Director
	Awardco, Inc.	Technology	Board Director
	Corelight, Inc.	Technology	Board Director
	Anomali, Inc.	Technology	Board Director
	Nominal, Inc.	Technology	Board Director
	Athletes First, LLC	Technology	Board Director
	Collaborative Robotics, Inc.	Technology	Board Director
	Onebrief, Inc.	Technology	Board Director
	Charm Industrial, Inc.	Energy	Board Director
	Neon Aero, Inc.	Technology	Board Director
	Tractian Ltd.	Systems & Analytics	Board Director

Christopher Kauffman	General Catalyst Group Management, LLC(1)	Asset Management	Partner
	Arrcus, Inc.	Technology	Board Director
	Puzzle Financial, Inc.	Technology	Board Director
	BDG Media, Inc.	Technology	Board Director
	Rossum Ltd	Technology	Board Director
	Elysium Health, Inc.	Healthcare	Board Director
	Medely, Inc.	Healthcare	Board Director
	Buildkite Pty Ltd	Technology	Board Director

Individual	Entity	Entity’s Business	Affiliation
Barry McCarthy	Spotify Technology S.A.	Music Streaming	Director
	Strava, Inc.	Fitness Tracking and Social Network	Director

N. Thomas (Tom) Linebarger	Republic Services, Inc.	Environmental Services	Director
	Capture 6	Climate Technology	Director
	Mainspring Energy	Energy Infrastructure	Director

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, we have agreed not to enter into a definitive agreement regarding an initial business combination without the prior consent of our sponsor. Further, pursuant to such letter agreement, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell alignment shares, private placement GRAIL securities and public GRAIL securities (if any are purchased in connection with the offering), as summarized in the table below. For more information on non-contractual resale restrictions, also see “Securities Eligible for Future Sale — Rule 144,” “Securities Eligible for Future Sale — Restrictions on the Use of Rule 144 by Shell Companies or Former Shell Companies” and “Securities Eligible for Future Sale-Summary of resale restrictions.”

SUBJECT SECURITIES	TRANSFER RESTRICTIONS	NATURAL PERSONS AND ENTITIES SUBJECT TO TRANSFER RESTRICTIONS	EXCEPTIONS TO TRANSFER RESTRICTIONS
Alignment shares (including any Class A ordinary shares issued upon conversion thereof)

Agreement not to (a) sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase or otherwise dispose of or agree to dispose of, directly or indirectly, or establish or increase a put equivalent position or liquidation with respect to or decrease a call equivalent position within the meaning of Section 16 of the Exchange Act and the rules and regulations of the SEC promulgated thereunder with respect to, any security, (b) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any security, whether any such transaction is to be settled by delivery of such securities, in cash or otherwise, or (c) publicly announce any intention to effect any transaction specified in clause (a) or (b) (each of the foregoing, a “Transfer”), until the earlier of (A) 30 days after the completion of our initial business combination and (B) subsequent to our initial business combination, the date on

Our sponsor, directors and officers

Restrictions are not applicable to transfers (a) to our officers or directors, any affiliates or family members of any of our officers or directors, any members or partners of our sponsor, of the member of our sponsor or of any of their affiliates, any affiliates of our sponsor, or any employees of such affiliates; (b) in the case of an individual, by gift to a member of one of the individual’s immediate family or to a trust, the beneficiary of which is a member of the individual’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with the consummation of a business combination at prices no greater than the price at which the alignment shares,

SUBJECT SECURITIES	TRANSFER RESTRICTIONS	NATURAL PERSONS AND ENTITIES SUBJECT TO TRANSFER RESTRICTIONS	EXCEPTIONS TO TRANSFER RESTRICTIONS

which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property. Further, no Transfer of any Class A ordinary shares, Class B ordinary shares or any other securities convertible into, or exercisable or exchangeable for, ordinary shares until 180 days after the date of this prospectus.

private placement GRAIL securities, private placement warrants, private placement shares or Class A ordinary shares, as applicable, were originally purchased; (f) pro rata distributions from our sponsor to its members, partners, or shareholders pursuant to our sponsor’s operating agreement; (g) by virtue of our sponsor’s organizational documents upon liquidation or dissolution of our sponsor; (h) to the Company for no value for cancellation in connection with the consummation of our initial business combination; (i) in the event of our liquidation prior to the completion of our initial business combination; or (j) in the event of our completion of a liquidation, merger, share exchange or other similar transaction which results in all of our public shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property subsequent to our completion of our initial business combination; provided, however, that in the case of clauses (a) through (g) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreement. Any permitted transferees would be subject to the same restrictions and other agreements of our sponsor and management team with respect to any alignment shares and private placement GRAIL securities (including their underlying securities). Further, despite the 180 day Transfer restriction after the date of this prospectus that is

SUBJECT SECURITIES	TRANSFER RESTRICTIONS	NATURAL PERSONS AND ENTITIES SUBJECT TO TRANSFER RESTRICTIONS	EXCEPTIONS TO TRANSFER RESTRICTIONS

described under the column “Transfer restrictions” to the left of this column, the underwriting agreement authorizes registration with the SEC pursuant to the Registration Rights and Shareholder Rights Agreement of the resale of the alignment shares, the private placement GRAIL securities (including any private placement GRAIL securities issued upon conversion of working capital loans) and their underlying securities, the exercise of the private placement warrants and the public warrants and the Class A ordinary shares issuable upon exercise of such warrants or conversion of alignment shares.

Private Placement GRAIL securities and underlying securities

No Transfer until the earlier of (A) 30 days after the completion of our initial business combination and (B) subsequent to our initial business combination, the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property. Further, no Transfer of any Class A ordinary shares, Class B ordinary shares or any other securities convertible into, or exercisable or exchangeable for, ordinary shares until 180 days after the date of this prospectus.

		Our sponsor and its permitted transferees	Same as above.
Public GRAIL securities and underlying securities (if any are purchased in connection with the offering)

No Transfer of any Class A ordinary shares, Class B ordinary shares or any other securities convertible into, or exercisable or exchangeable for, ordinary shares until 180 days after the date of this prospectus.

		Our sponsor, directors and officers, and their permitted transferees	Same as above.

Executive Officers and Directors [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	Our executive officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our executive officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our executive officers are not obligated to contribute any specific number of hours per week to our affairs. Other than Health Assurance Acquisition Corp., Revolution Healthcare Acquisition Corp. and Catalyst Partners Acquisition Corp., each of which were sponsored by affiliates of General Catalyst and which completed an initial public offering in November 2020, March 2021 and May 2021, respectively, before liquidating without completing a business combination in November 2022, December 2022 and February 2023, respectively, neither this entity nor any of its directors or executive officers, General Catalyst, nor any of their respective affiliates have been involved in organizing any other special purpose acquisition companies. However, our sponsor and our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination. However, we do not believe that any such potential conflicts would materially affect our ability to complete our initial business combination.
Sponsor [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	Our sponsor subscribed for alignment shares prior to the date of this prospectus and will purchase private placement GRAIL securities in a transaction that will close simultaneously with the closing of this offering. In April 2026, our sponsor transferred 20,000 alignment shares to each of Fareed Zakaria, Barry McCarthy and Tom Linebarger. Such shares held by our independent directors will not be subject to forfeiture in the event the underwriters’ over-allotment option is not exercised. Our sponsor and our management team have also entered into an agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their alignment shares, private placement shares included in any private placement GRAIL securities and public shares in connection with (i) the completion of our initial business combination and (ii) the implementation by the directors of, following a shareholder vote to approve, an amendment to our amended and restated memorandum and articles of association (A) that would modify the substance or timing of our obligation to provide holders of our Class A ordinary shares the right to have their shares redeemed in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within the completion window or (B) with respect to any other provision relating to the rights of holders of our Class A ordinary shares. Additionally, our sponsor and each member of our management team have agreed to waive their rights to liquidating distributions from the trust account with respect to their alignment shares and their private placement GRAIL securities if we fail to complete our initial business combination within the required time period. Except as described herein, our sponsor and our management team have agreed not to transfer, assign or sell any of their alignment shares (including any Class A ordinary shares issued upon conversion thereof) or the private placement GRAIL securities (and any private placement share or private placement warrant included in such private placement GRAIL securities) until the earlier of (A) 30 days following the completion of our initial business combination and (B) subsequent to our initial business combination, the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property. Except as described herein, our sponsor, directors and officers also agreed not to transfer any of their securities until 180 days following the date of this prospectus. For more information on the letter agreement in which the transfer restrictions are included and for more information on the limited exceptions to such transfer restrictions, also see “Proposed Business — Initial Business Combination.” Because each of our executive officers and director nominees will own ordinary shares and/or private placement GRAIL securities (including their underlying securities) directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

Retention or Resignation of Officers and Directors [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination. The low price that our sponsor and directors paid for the alignment shares creates an incentive whereby our officers and directors could potentially make a substantial profit or limit their losses if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. If we do not complete our initial business combination within the completion window, the alignment shares and private placement GRAIL securities held by our sponsor and the alignment shares held by our independent director nominees may lose most of their value, except to the extent that the alignment shares or the Class A ordinary shares included in the private placement GRAIL securities receive liquidating distributions from assets outside the trust account, which could create an incentive for our sponsor, executive officers and directors to complete a transaction even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. Similarly, additional conflicts of interests may arise and incentives may be created to select an acquisition target that subsequently declines in value and is unprofitable for public shareholders instead of not consummating a business combination if (i) after the redemption of public shareholders no assets are available outside of the trust account to repay any loans extended to us by our sponsor, affiliates of our sponsor or our officers and directors and to reimburse our sponsor and others for any out-of-pocket expenses incurred in connection with identifying, investigating and completing an initial business combination or (ii) not consummating a business combination within the allotted time may require service providers to forfeit their fees.